Other disclosures - Risk Management and Principal Risks - Impairment allowance on loans and advances at amortised cost (audited) (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2018
Loans and advances at amortised cost
Impairment allowance		£ 4,690
Impairment allowance		4,690
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Credit impairment charges and other provisions	£ (1,468)	(2,336)	£ (2,373)
Loans and advances [member]
Loans and advances at amortised cost
Impairment allowance	6,770	4,652	4,620
Impairment allowance	6,770	4,652	£ 4,620
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Net recoveries post write-offs		£ 334
Loans and advances [member] | Financial assets at amortised cost [member]
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Credit impairment charges and other provisions	1,590
Loans and advances [member] | Financial assets at amortised cost [member] | Impairment allowance [member]
Loans and advances at amortised cost
Impairment allowance	6,770			£ 7,102
Net transfers between stages	0
New business originated	491
Net re-measurment arising from stage transfers/net drawdowns/repayments/risk parameter changes and other movements	1,691
UK economic uncertainty adjustment	150
Final repayements	(404)
Disposals	(369)
Write-offs	(1,891)
Impairment allowance	6,770			7,102
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement excluding assets derecognised due to disposals and write-off	1,928
Net recoveries post write-offs	(195)
Exchange and other adjustments	143
Impairment release on loan commitments and financial guarantees	125
Credit impairment charges and other provisions	1,468
Loans and advances [member] | Financial assets at amortised cost [member] | Stage 1 [member] | Impairment allowance [member]
Loans and advances at amortised cost
Impairment allowance	688			608
Net transfers between stages	798
New business originated	223
Net re-measurment arising from stage transfers/net drawdowns/repayments/risk parameter changes and other movements	(865)
UK economic uncertainty adjustment	0
Final repayements	(76)
Disposals	0
Write-offs	0
Impairment allowance	688			608
Loans and advances [member] | Financial assets at amortised cost [member] | Stage 2 [member] | Lifetime expected credit losses [member] | Impairment allowance [member]
Loans and advances at amortised cost
Impairment allowance	2,715			3,112
Net transfers between stages	(1,182)
New business originated	173
Net re-measurment arising from stage transfers/net drawdowns/repayments/risk parameter changes and other movements	638
UK economic uncertainty adjustment	150
Final repayements	(176)
Disposals	0
Write-offs	0
Impairment allowance	2,715			3,112
Loans and advances [member] | Financial assets at amortised cost [member] | Credit Impaired - Stage 3 [member] | Lifetime expected credit losses [member] | Impairment allowance [member]
Loans and advances at amortised cost
Impairment allowance	3,367			3,382
Net transfers between stages	384
New business originated	95
Net re-measurment arising from stage transfers/net drawdowns/repayments/risk parameter changes and other movements	1,918
UK economic uncertainty adjustment	0
Final repayements	(152)
Disposals	(369)
Write-offs	(1,891)
Impairment allowance	3,367			£ 3,382
Loans and advances [member] | Other financial assets [member] | Impairment allowance [member]
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Impairment charge on other financial assets	£ (3)